Restatement of Previously Issued Financial Statements	8 Months Ended
Sep. 30, 2021
Decarbonization Plus Acquisition Corporation Iii
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

In connection with the preparation of the Company’s financial statements as of September 30, 2021, management determined it should restate its previously reported financial statements. The Company determined, at the closing of the Company’s Initial Public Offering and expiration of the underwriters’ over-allotment option, it had improperly valued its Class A common stock subject to possible redemption. The Company previously determined the Class A common stock subject to possible redemption to be equal to the redemption value of $10.00 per share of Class A common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Class A common stock issued in the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all shares of Class A common stock subject to possible redemption, resulting in the Class A common stock subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A common stock.

In connection with the change in presentation for the Class A common stock subject to redemption, the Company also restated its earnings per share calculation to allocate net income (loss) pro rata to Class A and Class B common stock. This presentation contemplates an Initial Business Combination as the most likely outcome, in which case, both classes of common stock share pro rata in the income (loss) of the Company.

There has been no change in the Company’s total assets, liabilities or operating results.

The impact of the restatement on the Company’s financial statements is reflected in the following tables:

BALANCE SHEETS

	March 26,	March 31,	June 30,
	2021[1]	2021	2021
		Unaudited	Unaudited
Class A common stock subject to possible redemption
As Previously Reported	$307,899,890	$308,007,510	$284,852,650
Adjustment	$42,100,110	$41,992,490	$65,147,350
As Restated	$350,000,000	$350,000,000	$350,000,000
Class A common stock
As Previously Reported	$421	$420	$652
Adjustment	$(421)	$(420)	$(652)
As Restated	$—	$—	$—
Additional paid-in capital
As Previously Reported	$6,165,789	$6,043,810	$29,198,438
Adjustment	$(6,165,789)	$(6,043,810)	$(29,198,438)
As Restated	$—	$—	$—
Accumulated deficit
As Previously Reported	$(1,167,215)	$(1,045,232)	$(24,200,094)
Adjustment	$(35,933,900)	$(35,948,260)	$(35,948,260)
As Restated	$(37,101,115)	$(36,933,492)	$(60,148,354)
Total stockholders' (deficit) equity
As Previously Reported	$5,000,001	$5,000,004	$5,000,002
Adjustment	$(42,100,110)	$(41,992,490)	$(65,147,350)
As Restated	$(37,100,109)	$(36,992,486)	$(60,147,348)

1 As Revised in the March 31, 2021 Form 10-Q – Note 2.

STATEMENTS OF OPERATIONS

	Period from		Period from
	January 29, 2021	Three Months	January 29, 2021
	(Inception) to	Ended	(Inception) to
	March 31,	June 30,	June 30,
	2021	2021	2021
	Unaudited	Unaudited	Unaudited
Basic and diluted weighted average shares outstanding, Class A common stock subject to redemption
As Previously Reported	2,868,852	35,000,000	35,000,000
Adjustment	—	—	(12,810,458)
As Restated	2,868,852	35,000,000	22,189,542
Basic and diluted net income (loss) per share, Class A common stock subject to possible redemption
As Previously Reported	$0.00	$0.00	$0.00
Adjustment	$(0.09)	$(0.53)	$(0.78)
As Restated	$(0.09)	$(0.53)	$(0.78)
Basic and diluted weighted average shares outstanding, Class B non-redeemable common stock
As Previously Reported	9,072,746	10,062,500	9,613,014
Adjustment	(322,746)	(1,312,500)	(863,014)
As Restated	8,750,000	8,750,000	8,750,000
Basic and diluted net income (loss) per share, Class B non-redeemable common stock
As Previously Reported	$(0.12)	$(2.30)	$(2.52)
Adjustment	$0.03	$1.77	$1.74
As Restated	$(0.09)	$(0.53)	$(0.78)

STATEMENTS OF CASH FLOWS

	Period from	Period from
	January 29, 2021	January 29, 2021
	(Inception) to	(Inception) to
	March 31,	June 30,
	2021	2021
	Unaudited	Unaudited
Initial classification of common stock subject to possible redemption
As Previously Reported	$307,899,890	$307,899,890
Adjustment	$(307,899,890)	$(307,899,890)
As Restated	$—	$—
Change in value of common stock subject to possible redemption
As Previously Reported	$117,620	$(23,037,240)
Adjustment	$(117,620)	$23,037,240
As Restated	$—	$—